Commitments, contingent liabilities and legal proceedings - Indus Tower merger (Details) € in Millions, shares in Millions, ₨ in Billions	6 Months Ended
	Sep. 30, 2020 INR (₨) shares	Sep. 30, 2020 EUR (€)	Sep. 30, 2019 EUR (€)	Sep. 30, 2020 EUR (€) shares
Disclosure of contingent liabilities [line items]
Initial dividend paid | €		€ 1,367	€ 1,299
Bharti Infratel and Indus Towers Merger
Disclosure of contingent liabilities [line items]
Initial dividend paid | ₨	₨ 48.0
Prepayment in cash	₨ 24.0			€ 277
Primary pledge shares owned	190.7			190.7
Primary pledge value owned	₨ 33.0			€ 386
Secondary pledge value owned	1,300.0			1,300.0
Maximum liability cap	₨ 42.5			€ 491